CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 7,164	$ 12,015	$ (3,294)
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	3,239	4,359	4,969
Amortization of marketable securities premiums and accretion of discounts, net	416	0	252
Equity in losses of affiliated company, net	277	213	76
Stock-based compensation expenses	2,323	1,370	1,991
Amortization of senior convertible notes discount and deferred charges and gain from redemption	0	0	2,930
Decrease (increase) in accrued interest on loans, marketable securities, bank deposits and structured notes	(182)	(20)	2,312
Increase in deferred tax assets, net	(652)	(2,321)	0
Decrease (increase) in trade receivables, net	(4,602)	(7,799)	11,042
Decrease (increase) in other receivables and prepaid expenses	(403)	(218)	1,770
Decrease (increase) in inventories	(4,136)	(3,963)	6,245
Increase (decrease) in trade payables	(1,157)	4,910	(3,052)
Increase (decrease) in other payables and accrued expenses and other liabilities	(5,464)	6,324	(1,760)
Increase (decrease) in deferred revenues	1,978	1,851	(1,731)
Decrease in accrued severance pay, net	(86)	(319)	(776)
Net cash provided by (used in) operating activities	(1,285)	16,402	20,974
Cash flows from investing activities:
Investment in affiliated company	(211)	0	(341)
Purchase of property and equipment	(1,579)	(1,569)	(1,271)
Purchase of marketable securities	(24,402)	0	0
Short-term bank deposits, net	(183)	77	45,885
Investment in long-term bank deposits	(9,120)	0	0
Proceeds from redemption of marketable securities upon maturity	0	0	16,000
Net cash provided by (used in) investing activities	(35,495)	(1,492)	60,273
Cash flows from financing activities:
Purchase of treasury stock	(3,812)	0	0
Redemption of senior convertible notes	0	(50)	(73,147)
Proceeds from long-term bank loans	24,005	0	0
Repayment of long-term bank loans	(6,600)	(6,000)	(6,000)
Payment for acquisition of NSC non controlling interest	(278)	(74)	0
Proceeds from issuance of shares upon exercise of options and employee stock purchase plan	1,411	2,556	90
Net cash provided by (used in) financing activities	14,726	(3,568)	(79,057)
Increase (decrease) in cash and cash equivalents	(22,054)	11,342	2,190
Cash and cash equivalents at the beginning of the year	50,311	38,969	36,779
Cash and cash equivalents at the end of the year	28,257	50,311	38,969
Supplemental disclosure of cash flow activities:
Cash paid during the year for income taxes	848	261	363
Cash paid during the year for interest	356	317	2,238
Supplemental disclosures of non cash operational, financing and investing activities
Net change in profit (loss) on foreign currency cash flow hedges	(1,062)	724	1,010
Total commitment for future payments for NSC acquisition which reduced the Company's shareholders' equity	0	1,296	0
Total commitment in respect of treasury stock purchasing	197	0	0
Conversion of Employees Stock Purchase Plan liability to equity upon issuance of shares	$ 294	$ 0	$ 0